UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6264

        Nuveen New Jersey Investment Quality Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            4/30

Date of reporting period:         7/31/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen New Jersey Investment Quality Municipal Fund, Inc. (NQJ)
	July 31, 2007
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Discretionary – 0.5% (0.3% of Total Investments)
	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center
	Hotel/Conference Center Project, Series 2005A:
$ 800	5.000%, 1/01/32	1/15 at 100.00	Baa3	$787,216
690	5.125%, 1/01/37	1/15 at 100.00	Baa3	687,889

1,490	Total Consumer Discretionary			1,475,105

	Consumer Staples – 4.4% (2.9% of Total Investments)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2007-1A:
4,300	4.750%, 6/01/34	6/17 at 100.00	BBB	3,852,843
10,000	5.000%, 6/01/41	6/17 at 100.00	BBB	9,227,999

14,300	Total Consumer Staples			13,080,842

	Education and Civic Organizations – 18.7% (12.2% of Total Investments)
2,500	Bergen County Improvement Authority, New Jersey, Revenue Bonds, Yeshiva Ktana of Passaic	9/12 at 101.00	N/R	2,602,025
	Project, Series 2002, 6.000%, 9/15/27
1,000	New Jersey Economic Development Authority, Revenue Bonds, The Seeing Eye Inc., Series 2005,	6/15 at 100.00	AAA	1,045,060
	5.000%, 12/01/24 – AMBAC Insured
2,000	New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University,	7/13 at 100.00	A	2,030,360
	Series 2002D, 5.250%, 7/01/32 – ACA Insured
500	New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University,	7/14 at 100.00	N/R	527,745
	Series 2004C, 5.500%, 7/01/23
1,000	New Jersey Educational Facilities Authority, Revenue Bonds, Georgian Court University, Series	7/17 at 100.00	BBB+	1,009,300
	2007D, 5.000%, 7/01/27
3,555	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2007D,	7/17 at 100.00	AAA	3,730,617
	5.000%, 7/01/32 – FGIC Insured
1,500	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series	7/14 at 100.00	AAA	1,587,105
	2004L, 5.125%, 7/01/22 – MBIA Insured
1,225	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series	7/15 at 100.00	AAA	1,309,954
	2005F, 5.000%, 7/01/16 – FGIC Insured
2,770	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series	7/16 at 100.00	Aaa	2,894,512
	2006, 5.000%, 7/01/36 – AMBAC Insured
	New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey Institute of
	Technology, Series 2001G:
1,000	5.250%, 7/01/20 – MBIA Insured	7/11 at 100.00	AAA	1,043,580
1,945	5.250%, 7/01/21 – MBIA Insured	7/11 at 100.00	AAA	2,029,763
	New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey Institute of
	Technology, Series 2004B:
2,285	5.000%, 7/01/18 – AMBAC Insured	1/14 at 100.00	AAA	2,394,657
1,260	5.000%, 7/01/19 – AMBAC Insured	1/14 at 100.00	AAA	1,319,031
2,510	4.750%, 7/01/20 – AMBAC Insured	1/14 at 100.00	AAA	2,583,292
2,060	4.250%, 7/01/24 – AMBAC Insured	1/14 at 100.00	AAA	2,002,959
1,495	New Jersey Educational Facilities Authority, Revenue Bonds, Ramapo College, Series 2004H,	7/14 at 100.00	AAA	1,587,286
	5.000%, 7/01/16 – FGIC Insured
610	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2004A,	7/14 at 100.00	AA	642,739
	5.500%, 7/01/23 – RAAI Insured
690	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2007C,	7/12 at 100.00	AA	690,718
	5.000%, 7/01/37 – RAAI Insured
	New Jersey Educational Facilities Authority, Revenue Bonds, St. Peter’s College, Series 1998B:
1,000	5.375%, 7/01/18	7/08 at 102.00	BB+	1,008,260
1,750	5.500%, 7/01/27	7/08 at 102.00	BB+	1,767,255
1,430	New Jersey Educational Facilities Authority, Revenue Bonds, William Paterson University,	7/14 at 100.00	AAA	1,513,040
	Series 2004A, 5.125%, 7/01/21 – FGIC Insured
1,050	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, Rider University, Series	7/12 at 100.00	AA	1,082,928
	2002A, 5.000%, 7/01/17 – RAAI Insured
3,040	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, New Jersey Class	12/07 at 102.00	AAA	3,063,438
	Loan Program, Series 1997A, 5.800%, 6/01/16 – MBIA Insured (Alternative Minimum Tax)
2,145	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2000A,	6/10 at 101.00	AAA	2,203,687
	6.125%, 6/01/17 – MBIA Insured (Alternative Minimum Tax)
4,235	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	9/11 at 100.00	BBB	4,320,462
	Financing Authority, Higher Education Revenue Bonds, University of the Sacred Heart, Series
	2001, 5.250%, 9/01/21
	University of Medicine and Dentistry of New Jersey, Certificates of Participation, Child
	Health Institute, LLC, Series 2003:
1,945	5.000%, 4/15/20 – AMBAC Insured	4/13 at 100.00	AAA	2,026,612
1,370	5.000%, 4/15/22 – AMBAC Insured	4/13 at 100.00	AAA	1,421,485
	University of Medicine and Dentistry of New Jersey, Revenue Bonds, Series 2002A:
2,100	5.000%, 12/01/24 – AMBAC Insured	12/12 at 100.00	AAA	2,178,393
4,000	5.500%, 12/01/27 – AMBAC Insured	12/12 at 100.00	AAA	4,257,720

53,970	Total Education and Civic Organizations			55,873,983

	Financials – 1.8% (1.2% of Total Investments)
5,000	New Jersey Economic Development Authority, Revenue Refunding Bonds, Kapkowski Road Landfill	No Opt. Call	Baa3	5,406,150
	Project, Series 2002, 5.750%, 10/01/21

	Health Care – 18.8% (12.2% of Total Investments)
	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System,
	Series 2004A:
200	5.000%, 2/15/25	2/15 at 100.00	BBB	197,582
1,000	5.750%, 2/15/34	8/14 at 100.00	BBB	1,047,340
5,750	New Jersey Health Care Facilities Financing Authority, FHA-Insured Mortgage Revenue Bonds,	8/11 at 100.00	AAA	5,842,633
	Jersey City Medical Center, Series 2001, 5.000%, 8/01/41 – AMBAC Insured
3,750	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Atlanticare Regional	7/17 at 100.00	A+	3,764,400
	Medical Center, Series 2007, 5.000%, 7/01/37
1,265	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, CentraState Medical	7/17 at 100.00	Aaa	1,321,799
	Center, Series 2006A, 5.000%, 7/01/30 – AGC Insured
400	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Children’s Specialized	7/15 at 100.00	Baa3	411,476
	Hospital, Series 2005A, 5.500%, 7/01/36
1,200	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical	7/16 at 100.00	A–	1,205,088
	Center, Series 2006B, 5.000%, 7/01/36
615	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical	7/16 at 100.00	A–	623,985
	Center, Series 2006, 5.125%, 7/01/35
3,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Kennedy Health System	7/11 at 100.00	A2	3,088,050
	Obligated Group, Series 2001, 5.500%, 7/01/21
3,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health System	7/09 at 101.00	AAA	3,605,910
	Obligated Group, Series 1999, 5.250%, 7/01/29 – FSA Insured
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Robert Wood Johnson
	University Hospital, Series 2000:
3,850	5.750%, 7/01/25	7/10 at 100.00	A2	4,000,805
2,000	5.750%, 7/01/31	7/10 at 100.00	A2	2,078,340
2,600	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Health Care	7/15 at 100.00	AA	2,604,108
	Corporation, Series 2005B, 5.000%, 7/01/35 – RAAI Insured
1,985	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health	1/17 at 100.00	BBB	1,970,549
	Care System, Series 2006A, 5.000%, 7/01/29
5,040	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Society of the Valley	7/10 at 100.00	AAA	5,217,559
	Hospital Obligated Group, Series 2000, 5.375%, 7/01/31 – AMBAC Insured
3,300	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center,	7/13 at 100.00	Ba1	3,367,386
	Series 2003, 5.500%, 7/01/33
2,160	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital	7/16 at 100.00	Baa1	2,129,026
	System, Series 2006, 5.000%, 7/01/36
1,690	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, St. Clare’s Hospital,	7/14 at 100.00	AA	1,750,840
	Series 2004A, 5.250%, 7/01/20 – RAAI Insured
2,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, St. Peter’s University	7/10 at 100.00	Baa1	2,133,160
	Hospital, Series 2000A, 6.875%, 7/01/20
3,135	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, Bayshore	1/12 at 100.00	AA	3,205,005
	Community Hospital, Series 2002, 5.125%, 7/01/32 – RAAI Insured
2,605	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, St. Barnabas	7/08 at 101.00	Aaa	2,646,732
	Healthcare System – West Hudson Hospital Obligated Group, Series 1998A, 5.000%, 7/01/23 –
	MBIA Insured
3,760	Newark, New Jersey, GNMA Collateralized Healthcare Facility Revenue Bonds, New Community Urban	6/12 at 102.00	Aaa	3,933,148
	Renewal Corporation, Series 2001A, 5.200%, 6/01/30

54,805	Total Health Care			56,144,921

	Housing/Multifamily – 1.2% (0.8% of Total Investments)
775	Long Branch Housing Finance Corporation New Jersey, Housing Revenue Bonds, Washington Manor	10/07 at 100.00	N/R	779,790
	Associates Ltd. Section 8 Assisted Elderly Project, Series 1980, 10.000%, 10/01/11
2,743	Newark Housing Authority, New Jersey, GNMA Collateralized Housing Revenue Bonds, Fairview	10/09 at 102.00	Aaa	2,864,426
	Apartments Project, Series 2000A, 6.400%, 10/20/34 (Alternative Minimum Tax)

3,518	Total Housing/Multifamily			3,644,216

	Housing/Single Family – 3.7% (2.4% of Total Investments)
2,655	New Jersey Housing and Mortgage Finance Agency, Home Buyer Program Revenue Bonds, Series	10/07 at 101.50	AAA	2,696,604
	1997U, 5.850%, 4/01/29 – MBIA Insured (Alternative Minimum Tax)
2,085	New Jersey Housing and Mortgage Finance Agency, Home Buyer Program Revenue Bonds, Series	10/10 at 100.00	AAA	2,117,046
	2000CC, 5.875%, 10/01/31 – MBIA Insured (Alternative Minimum Tax)
1,025	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series	4/17 at 100.00	AA	967,098
	2007T, 4.700%, 10/01/37 (Alternative Minimum Tax)
2,545	Puerto Rico Housing Finance Corporation, Mortgage-Backed Securities Home Mortgage Revenue	6/11 at 100.00	AAA	2,591,217
	Bonds, Series 2001A, 5.200%, 12/01/33
2,545	Puerto Rico Housing Finance Corporation, Mortgage-Backed Securities Home Mortgage Revenue	6/11 at 100.00	AAA	2,592,922
	Bonds, Series 2001B, 5.300%, 12/01/28 (Alternative Minimum Tax)

10,855	Total Housing/Single Family			10,964,887

	Industrials – 0.2% (0.2% of Total Investments)
980	Gloucester County Improvement Authority, New Jersey, Solid Waste Resource Recovery Revenue	No Opt. Call	BBB	1,031,950
	Refunding Bonds, Waste Management Inc. Project, Series 1999B, 6.850%, 12/01/29 (Mandatory
	put 12/01/09)

	Long-Term Care – 2.8% (1.9% of Total Investments)
1,125	New Jersey Economic Development Authority, First Mortgage Revenue Bonds, Winchester Gardens at	11/14 at 100.00	N/R	1,167,030
	Wards Homestead, Series 2004A, 5.750%, 11/01/24
2,840	New Jersey Economic Development Authority, GNMA Collateralized Mortgage Revenue Bonds,	12/11 at 103.00	Aaa	2,979,813
	Victoria Health Corporation, Series 2001A, 5.200%, 12/20/36
595	New Jersey Economic Development Authority, Revenue Bonds, Masonic Charity Foundation of New	6/11 at 102.00	A–	638,102
	Jersey, Series 2001, 5.875%, 6/01/18
1,100	New Jersey Economic Development Authority, Revenue Bonds, Masonic Charity Foundation of New	6/13 at 102.00	A–	1,152,481
	Jersey, Series 2002, 5.250%, 6/01/32
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, House of the Good
	Shepherd Obligated Group, Series 2001:
1,000	5.100%, 7/01/21 – RAAI Insured	7/11 at 100.00	AA	1,022,550
1,500	5.200%, 7/01/31 – RAAI Insured	7/11 at 100.00	AA	1,537,215

8,160	Total Long-Term Care			8,497,191

	Tax Obligation/General – 8.9% (5.8% of Total Investments)
	Clifton, New Jersey, General Obligation Bonds, Series 2002:
1,700	5.000%, 1/15/21 – FGIC Insured	1/11 at 100.00	AAA	1,749,079
1,625	5.000%, 1/15/22 – FGIC Insured	1/11 at 100.00	AAA	1,668,485
1,000	Essex County, New Jersey, General Obligation Refunding Bonds, Series 1996A-1, 5.000%,	11/07 at 101.00	Aaa	1,013,260
	11/15/11 – FGIC Insured
4,300	Jersey City, New Jersey, General Obligation Bonds, Series 2006A, 5.000%, 9/01/22 –	9/16 at 100.00	AAA	4,535,812
	AMBAC Insured
1,420	Lenape Regional High School District, Burlington County, New Jersey, General Obligation Bonds,	No Opt. Call	Aaa	1,516,006
	Series 2004, 5.000%, 4/01/14 – FGIC Insured
1,500	Middletown Township Board of Education, Monmouth County, New Jersey, Refunding School Bonds,	8/10 at 100.00	AAA	1,533,495
	Series 2001, 5.000%, 8/01/27 – FSA Insured
5,000	New Jersey, General Obligation Bonds, Series 1992D, 6.000%, 2/15/11	No Opt. Call	AA	5,361,800
2,040	Ocean City Board of Education, Cape May County, New Jersey, General Obligation Bonds, Series	4/16 at 100.00	Aaa	2,161,217
	2005, 5.000%, 4/01/20 – MBIA Insured
1,285	Tinton Falls Board of Education, Monmouth County, New Jersey, General Obligation Bonds, Series	10/14 at 100.00	Aaa	1,374,552
	2004, 5.000%, 10/15/15 – FSA Insured
1,745	Washington Township Board of Education, Mercer County, New Jersey, General Obligation Bonds,	1/16 at 100.00	Aaa	1,852,597
	Series 2005, 5.000%, 1/01/19 – FSA Insured
	West Deptford Township, New Jersey, General Obligation Bonds, Series 2004:
1,690	5.000%, 9/01/16 – AMBAC Insured	9/14 at 100.00	Aaa	1,801,675
1,865	4.750%, 9/01/18 – AMBAC Insured	9/14 at 100.00	Aaa	1,944,393

25,170	Total Tax Obligation/General			26,512,371

	Tax Obligation/Limited – 27.5% (17.9% of Total Investments)
	Bergen County Improvement Authority, New Jersey, Guaranteed Lease Revenue Bonds, County
	Administration Complex Project, Series 2003:
1,795	5.000%, 11/15/17	11/13 at 100.00	Aaa	1,905,195
2,000	5.000%, 11/15/18	11/13 at 100.00	Aaa	2,107,140
1,775	Bergen County Improvement Authority, New Jersey, Guaranteed Lease Revenue Bonds, County	No Opt. Call	Aaa	1,923,248
	Administration Complex Project, Series 2005, 5.000%, 11/15/26
1,965	Essex County Improvement Authority, New Jersey, Project Consolidation Revenue Bonds, Series	No Opt. Call	Aaa	2,179,146
	2007, 5.250%, 12/15/22 – AMBAC Insured
2,650	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds,	No Opt. Call	AAA	2,886,433
	Series 2005C, 5.125%, 11/01/18 – FSA Insured
	Gloucester County Improvement Authority, New Jersey, Lease Revenue Bonds, Series 2005A:
1,100	5.000%, 9/01/18 – MBIA Insured	9/15 at 100.00	AAA	1,165,010
1,000	5.000%, 9/01/21 – MBIA Insured	9/15 at 100.00	AAA	1,049,770
1,420	5.000%, 9/01/22 – MBIA Insured	9/15 at 100.00	AAA	1,487,706
	Hudson County Improvement Authority, New Jersey, County Secured Lease Revenue Bonds, County
	Services Building Project, Series 2005:
1,090	5.000%, 4/01/25 – AMBAC Insured	4/15 at 100.00	AAA	1,134,625
2,525	5.000%, 4/01/35 – AMBAC Insured	4/15 at 100.00	AAA	2,616,708
1,445	Lower Township Municipal Utilities Authority, Cape May County, New Jersey, Revenue Bonds,	No Opt. Call	Aaa	1,527,221
	Series 2003D, 5.000%, 12/01/16 – FGIC Insured
	Middlesex County Improvement Authority, New Jersey, County Guaranteed Open Space Trust Fund
	Revenue Bonds, Series 2003:
1,000	5.250%, 9/15/16	9/13 at 100.00	AAA	1,068,530
2,000	5.250%, 9/15/18	9/13 at 100.00	AAA	2,122,760
1,000	5.250%, 9/15/21	9/13 at 100.00	AAA	1,058,880
4,000	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004,	6/14 at 100.00	BBB	4,243,520
	5.750%, 6/15/34
4,675	New Jersey Economic Development Authority, Lease Revenue Bonds, Liberty State Park Project,	3/15 at 100.00	AAA	4,861,673
	Series 2005C, 5.000%, 3/01/27 – FSA Insured
	New Jersey Economic Development Authority, Newark Downtown District Management Corporation
	Project Bonds, Series 2007:
205	5.125%, 6/15/27	6/17 at 100.00	Baa3	206,568
345	5.125%, 6/15/37	6/17 at 100.00	Baa3	344,455
5,000	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series	7/14 at 100.00	AAA	5,385,200
	2004A, 5.250%, 7/01/15 – MBIA Insured
1,925	New Jersey Educational Facilities Authority, Revenue Bonds, Higher Education Capital	No Opt. Call	AAA	2,062,541
	Improvement Fund, Series 2005A, 5.000%, 9/01/15 – FSA Insured
2,500	New Jersey Health Care Facilities Financing Authority, Lease Revenue Bonds, Department of	9/13 at 100.00	AA–	2,564,100
	Human Services – Greystone Park Psychiatric Hospital, Series 2003, 5.000%, 9/15/25
	New Jersey Health Care Facilities Financing Authority, Lease Revenue Bonds, Department of
	Human Services – Greystone Park Psychiatric Hospital, Series 2005:
2,885	5.000%, 9/15/18 – AMBAC Insured	9/15 at 100.00	AAA	3,039,867
4,455	5.000%, 9/15/24 – AMBAC Insured	9/15 at 100.00	AAA	4,637,210
3,405	New Jersey Transit Corporation, Lease Appropriation Bonds, Series 2005A, 5.000%, 9/15/18 –	9/15 at 100.00	AAA	3,594,999
	FGIC Insured
	New Jersey Transportation Trust Fund Authority, Federal Highway Aid Grant Anticipation Bonds,
	Series 2006:
1,075	5.000%, 6/15/17 – FGIC Insured	6/16 at 100.00	AAA	1,146,799
1,900	5.000%, 6/15/18 – FGIC Insured	6/16 at 100.00	AAA	2,020,213
4,200	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2004B,	No Opt. Call	AAA	4,676,028
	5.500%, 12/15/16 – MBIA Insured
3,890	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005D,	6/15 at 100.00	AAA	4,099,243
	5.000%, 6/15/19 – FSA Insured
4,300	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006A,	No Opt. Call	AA–	4,796,048
	5.500%, 12/15/22
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:
10,000	0.000%, 12/15/32 – FSA Insured	No Opt. Call	AAA	3,016,400
15,310	0.000%, 12/15/34 – FSA Insured	No Opt. Call	AAA	4,190,500
1,625	Passaic County Improvement Authority, New Jersey, Lease Revenue Bonds, Preakness Healthcare	5/15 at 100.00	Aaa	1,684,556
	Center Project, Series 2005, 5.000%, 5/01/30 – AMBAC Insured
1,315	Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Revenue Bonds, Series	7/16 at 100.00	AAA	1,319,274
	2006A, 4.500%, 7/01/36 – CIFG Insured

95,775	Total Tax Obligation/Limited			82,121,566

	Transportation – 25.6% (16.7% of Total Investments)
2,250	Casino Reinvestment Development Authority, New Jersey, Parking Revenue Bonds, Series 2005A,	6/15 at 100.00	AAA	2,414,723
	5.250%, 6/01/20 – MBIA Insured
	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2005:
2,000	5.000%, 1/01/25 – MBIA Insured	1/15 at 100.00	AAA	2,088,680
4,050	5.000%, 1/01/26 – MBIA Insured	1/15 at 100.00	AAA	4,221,720
1,500	5.000%, 1/01/27 – MBIA Insured	1/15 at 100.00	AAA	1,561,665
2,500	5.000%, 1/01/28 – MBIA Insured	1/15 at 100.00	AAA	2,597,975
3,500	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 1999,	1/10 at 100.00	AAA	3,641,260
	5.750%, 1/01/22 – FSA Insured
2,960	Delaware River Port Authority, Pennsylvania and New Jersey, Revenue Refunding Bonds, Port	1/12 at 100.00	AAA	3,068,188
	District Project, Series 2001A, 5.200%, 1/01/27 – FSA Insured
3,000	New Jersey Economic Development Authority, Revenue Bonds, American Airlines Inc., Series 1991,	11/07 at 100.00	CCC+	3,006,210
	7.100%, 11/01/31 (Alternative Minimum Tax)
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
495	6.500%, 1/01/16	No Opt. Call	A	560,736
160	6.500%, 1/01/16 – MBIA Insured	No Opt. Call	AAA	182,051
9,500	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A, 5.000%, 1/01/19 – FGIC Insured (6)	7/13 at 100.00	AAA	9,911,824
1,265	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%, 1/01/29 – FSA Insured	No Opt. Call	AAA	1,414,055
7,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth	6/15 at 101.00	AAA	7,318,010
	Series 2005, 5.000%, 12/01/28 – XLCA Insured
2,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred	1/14 at 101.00	AA–	2,066,080
	Thirty-Fourth Series 2004, 5.000%, 7/15/34
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred
	Twenty-Fifth Series 2002:
2,280	5.000%, 10/15/26 – FSA Insured	4/12 at 101.00	AAA	2,367,734
5,000	5.000%, 4/15/32 – FSA Insured	4/12 at 101.00	AAA	5,162,350
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air
	Terminal LLC, Sixth Series 1997:
3,500	7.000%, 12/01/12 – MBIA Insured (Alternative Minimum Tax)	No Opt. Call	AAA	3,990,560
6,605	5.750%, 12/01/22 – MBIA Insured (Alternative Minimum Tax)	12/07 at 102.00	AAA	6,771,314
12,130	5.750%, 12/01/25 – MBIA Insured (Alternative Minimum Tax)	12/07 at 100.00	AAA	12,196,105
2,000	South Jersey Port Corporation, New Jersey, Marine Terminal Revenue Refunding Bonds, Series	1/13 at 100.00	A	2,052,680
	2002K, 5.100%, 1/01/33

73,695	Total Transportation			76,593,920

	U.S. Guaranteed – 27.3% (17.8% of Total Investments) (4)
3,320	Atlantic County Improvement Authority, New Jersey, Egg Harbor Township Golf Corporation	11/10 at 100.00	Aaa	3,484,373
	Township Guaranteed Revenue Bonds, Series 2000, 5.400%, 11/01/30
	(Pre-refunded 11/01/10) – AMBAC Insured
3,275	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2000A,	1/10 at 101.00	AAA	3,453,651
	5.750%, 1/01/29 (Pre-refunded 1/01/10) – AMBAC Insured
2,225	Essex County Improvement Authority, New Jersey, General Obligation Lease Revenue Bonds,	10/13 at 100.00	Aaa	2,363,529
	Correctional Facilities Project, Series 2003A, 5.000%, 10/01/28 (Pre-refunded 10/01/13) –
	FGIC Insured
3,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2003F,	6/13 at 100.00	AAA	3,218,070
	5.250%, 6/15/21 (Pre-refunded 6/15/13) – FGIC Insured
1,500	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2003D,	7/13 at 100.00	AAA	1,609,710
	5.250%, 7/01/20 (Pre-refunded 7/01/13) – FGIC Insured
1,925	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2005B,	7/16 at 100.00	AAA	2,068,875
	5.000%, 7/01/30 (Pre-refunded 7/01/16) – MBIA Insured
	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University,
	Series 2005F:
2,850	5.000%, 7/01/18 (Pre-refunded 7/01/15) – FGIC Insured	7/15 at 100.00	AAA	3,050,640
1,460	5.000%, 7/01/32 (Pre-refunded 7/01/15) – FGIC Insured	7/15 at 100.00	AAA	1,562,784
2,000	New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey City University, Series	7/12 at 100.00	AAA	2,105,280
	2002A, 5.000%, 7/01/32 (Pre-refunded 7/01/12) – AMBAC Insured
1,000	New Jersey Educational Facilities Authority, Revenue Bonds, Ramapo College, Series 2001D,	7/11 at 100.00	AAA	1,044,550
	5.000%, 7/01/31 (Pre-refunded 7/01/11) – AMBAC Insured
1,300	New Jersey Educational Facilities Authority, Revenue Bonds, Rowan University, Series 2003I,	7/13 at 100.00	AAA	1,386,554
	5.125%, 7/01/21 (Pre-refunded 7/01/13) – FGIC Insured
	New Jersey Educational Facilities Authority, Revenue Bonds, Rowan University, Series 2004C:
1,195	5.000%, 7/01/20 (Pre-refunded 7/01/14) – MBIA Insured	7/14 at 100.00	AAA	1,275,101
1,875	5.000%, 7/01/24 (Pre-refunded 7/01/14) – MBIA Insured	7/14 at 100.00	AAA	2,000,681
7,860	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital	7/12 at 100.00	Baa1 (4)	8,520,711
	System, Series 2002, 5.875%, 7/01/21 (Pre-refunded 7/01/12)
5,670	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2001B,	12/11 at 100.00	AAA	5,944,938
	5.000%, 12/15/21 (Pre-refunded 12/15/11) – MBIA Insured
3,110	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005D,	6/15 at 100.00	Aaa	3,328,073
	5.000%, 6/15/19 (Pre-refunded 6/15/15) – FSA Insured
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
170	6.500%, 1/01/16 (ETM)	No Opt. Call	AAA	194,069
55	6.500%, 1/01/16 – MBIA Insured (ETM)	No Opt. Call	AAA	62,787
2,505	6.500%, 1/01/16 (ETM)	No Opt. Call	AAA	2,859,658
760	6.500%, 1/01/16 – MBIA Insured (ETM)	No Opt. Call	AAA	867,601
1,250	Newark Housing Authority, New Jersey, Port Authority Terminal Revenue Bonds, Series 2004,	1/14 at 100.00	AAA	1,346,038
	5.250%, 1/01/21 (Pre-refunded 1/01/14) – MBIA Insured
7,500	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A,	10/10 at 101.00	AAA	7,902,974
	5.500%, 10/01/34
1,230	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001, 5.125%, 7/01/30	7/11 at 100.00	AAA	1,293,099
	(Pre-refunded 7/01/11) – FSA Insured
	Sayreville School District, Middlesex County, New Jersey, General Obligation Bonds,
	Series 2002:
680	5.000%, 3/01/24 (Pre-refunded 3/01/12) – FGIC Insured	3/12 at 100.00	Aaa	713,572
790	5.000%, 3/01/24 (Pre-refunded 3/01/12) – FGIC Insured	3/12 at 100.00	AAA	829,002
715	5.000%, 3/01/25 (Pre-refunded 3/01/12) – FGIC Insured	3/12 at 100.00	Aaa	750,300
830	5.000%, 3/01/25 (Pre-refunded 3/01/12) – FGIC Insured	3/12 at 100.00	AAA	870,977
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2002:
7,275	5.750%, 6/01/32 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	7,787,815
3,000	6.000%, 6/01/37 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	3,281,130
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2003:
3,200	6.125%, 6/01/24 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	3,388,480
2,625	6.375%, 6/01/32 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	2,954,621

76,150	Total U.S. Guaranteed			81,519,643

	Utilities – 4.2% (2.7% of Total Investments)
3,500	Camden County Pollution Control Financing Authority, New Jersey, Solid Waste Disposal and	12/07 at 100.00	Baa3	3,545,745
	Resource Recovery System Revenue Bonds, Series 1991A, 7.500%, 12/01/10
	(Alternative Minimum Tax)
1,250	Camden County Pollution Control Financing Authority, New Jersey, Solid Waste Disposal and	12/07 at 100.00	Baa3	1,266,338
	Resource Recovery System Revenue Bonds, Series 1991B, 7.500%, 12/01/09
	(Alternative Minimum Tax)
2,055	Mercer County Improvement Authority, New Jersey, Solid Waste Revenue Bonds, Regional Sludge	12/13 at 100.00	AAA	2,177,190
	Project, Series 2003, 5.000%, 12/15/14 – FGIC Insured
2,500	Salem County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue	4/12 at 101.00	Baa1	2,558,775
	Refunding Bonds, PSEG Power LLC Project, Series 2001A, 5.750%, 4/01/31
	(Alternative Minimum Tax)
3,000	Union County Utilities Authority, New Jersey, Solid Waste Facility Senior Lien Revenue Bonds,	6/08 at 101.00	AAA	3,034,140
	Ogden Martin Systems of Union Inc., Series 1998A, 5.000%, 6/01/23 – AMBAC Insured
	(Alternative Minimum Tax)

12,305	Total Utilities			12,582,188

	Water and Sewer – 7.7% (5.0% of Total Investments)
3,000	Jersey City Municipal Utilities Authority, Hudson County, New Jersey, Sewer Revenue Bonds,	7/08 at 102.00	AAA	3,067,680
	Series 2001A-2, 5.200%, 7/15/21 – FGIC Insured (Alternative Minimum Tax)
	Lacey Municipal Utilities Authority, Ocean County, New Jersey, Water Revenue Bonds,
	Series 2003B:
1,750	5.000%, 12/01/17 – FGIC Insured	12/13 at 100.00	Aaa	1,849,068
1,835	5.000%, 12/01/18 – FGIC Insured	12/13 at 100.00	Aaa	1,923,594
1,000	5.000%, 12/01/19 – FGIC Insured	12/13 at 100.00	Aaa	1,046,010
7,500	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, American Water	11/07 at 101.00	Aaa	7,538,175
	Company, Series 1996, 6.000%, 5/01/36 – FGIC Insured (Alternative Minimum Tax)
	North Hudson Sewerage Authority, New Jersey, Sewerage Revenue Refunding Bonds, Series 2002A:
3,000	5.250%, 8/01/16 – FGIC Insured	8/12 at 100.00	Aaa	3,180,150
3,000	5.250%, 8/01/18 – FGIC Insured	8/12 at 100.00	Aaa	3,156,630
1,250	Ocean County Utilities Authority, New Jersey, Wastewater Revenue Refunding Bonds, Series 2000,	1/11 at 101.00	Aa1	1,293,713
	5.000%, 1/01/18

22,335	Total Water and Sewer			23,055,020

$ 458,508	Total Investments (cost $448,608,848) – 153.3%			458,503,953

	Other Assets Less Liabilities – 0.9%			2,505,825

	Preferred Shares, at Liquidation Value – (54.2)%			(162,000,000)

	Net Assets Applicable to Common Shares – 100%			$299,009,778

Forward Swaps outstanding at July 31, 2007:
		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (5)	Date	(Depreciation)

JPMorgan	$7,250,000	Pay	3-Month USD-LIBOR	5.388%	Semi-Annually	4/25/08	4/25/35	$(303,414)

USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate)

The Fund may invest in “zero coupon” securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the portfolio with a 0.00% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard &
Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.
(6)	Portion of the investment, with an aggregate market value of $615,577, has been pledged to collateralize the net payment obligations under forward swap contracts.
N/R	Not rated.
(ETM)	Escrowed to maturity.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At July 31, 2007, the cost of investments was $448,590,296.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2007, were as follows:

Gross unrealized:
Appreciation	$12,700,471
Depreciation	(2,786,814)

Net unrealized appreciation (depreciation) of investments	$ 9,913,657

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen New Jersey Investment Quality Municipal Fund, Inc.

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         September 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         September 28, 2007

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        September 28, 2007

* Print the name and title of each signing officer under his or her signature.